Lease Liabilities	6 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease Liabilities
Note 12. Lease Liabilities

	For the six months ended December 31, 2021	For the year ended June 30, 2021
	US$	US$
Carrying amount at July 1, 2021/July 1, 2020	112,965	182,290
New lease	—	—
Payments	(45,715)	(69,325)

Carrying amount at December 31/June 30	67,250	112,965

Maturity analysis:
Year 1	73,170	124,495
Year 2	—	—
	73,170	124,495
Less: unearned interest	(5,920)	(11,530)

	67,250	112,965
Analyzed into:
Current portion	67,250	112,965
Non-current portion	—	—

	67,250	112,965